Other Operating Income (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other income [Abstract]
Adjustments and interest on miscellaneous receivables	$ 6,829,641	$ 4,918,830	$ 5,534,543
Rental of safe deposit boxes	2,925,146	3,117,323	3,299,502
Fees expenses recovered	825,182	752,919	794,184
Gain from the sale of non-current assets held for sale	456,042		0
Proceeds from electronic transactions	366,440	411,110	549,594
Income related to foreign trade	348,181	485,308	491,252
Result for initial recognition of Argentine Government Securities	0	29,794
Other operating income	9,411,566	6,249,815	7,922,002
TOTAL	$ 21,162,198	$ 15,965,099	$ 18,591,077